SHARE CAPITAL (Details Narrative)						12 Months Ended
	Dec. 02, 2022 USD ($) $ / shares shares	Dec. 02, 2022 CAD ($)	Feb. 24, 2022	Feb. 11, 2021 USD ($) $ / shares shares	Feb. 11, 2021 CAD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 02, 2022 $ / shares	Dec. 31, 2021 $ / shares	Jun. 12, 2021 $ / shares	Jun. 12, 2021 $ / shares	Feb. 11, 2021 $ / shares	Dec. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Convertible debentures converted value								$ 369,545
Converted units | shares								123,500
Warrant exercise price | (per share)								$ 3.80							$ 5.00
Expected dividend as percentage, warrants								0.00%
Risk free interest rate, warrants								1.32%
Expected volatility, warrants								76.55%
Warrant expected life								2 years
Fair value of warrants								$ 146,858
Price per share | (per share)						$ 7.38	$ 8.20	$ 4.30	$ 9.38		$ 10.10				$ 5.60
Shares issued to settle accounts payable, value						$ 40,029	$ 13,814	$ 13,011
Shares issued to settle accounts payable, shares | shares						5,422	1,678	3,027
Share consolidation, description			the Company filed Articles of Amendment to consolidate its common shares on a ten-for-one basis. For further clarity, for every ten (10) pre-consolidated common shares, shareholders received one (1) post-consolidated common share
Common Stock [Member] | Private placement offering [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | (per share)	$ 3.61			$ 9.00						$ 4.95		$ 18.10	$ 23.00	$ 11.50
Expected dividend as percentage, warrants	0.00%	0.00%		0.00%	0.00%
Risk free interest rate, warrants	3.48%	3.48%		0.19%	0.19%
Expected volatility, warrants	69.93%	69.93%		75.26%	75.26%
Warrant expected life	3 years	3 years		2 years	2 years
Fair value of warrants	$ 656,734			$ 3,766,007
Number of shares issued | shares	1,126,635			1,764,720
Price per share | (per share)	$ 2.78			$ 6.70						$ 3.81				8.50
Gross proceeds from private offering	$ 3,184,332	$ 4,292,479		$ 11,815,595	$ 15,000,120
Warrants to purchase common stock, description	Each unit consists of one common share and one half common share purchase warrant.	Each unit consists of one common share and one half common share purchase warrant.		Each unit consists of one common share and one common share purchase warrant.	Each unit consists of one common share and one common share purchase warrant.
Cash commission	$ 42,090	$ 57,897		$ 708,667	$ 900,007
Commission percentage				6.00%
Share issue related cost	$ 205,802			$ 434,367
Common Stock [Member] | Private placement offering [member] | Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	10,000
Gross proceeds from private offering	$ 27,800	$ 38,100
Common Stock [Member] | Private placement offering [member] | Broker Warrant [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | (per share)				$ 6.70										$ 8.50
Fair value of warrants				$ 288,197
Cash commission				$ 105,883